Brighthouse Artisan Mid Cap Value Portfolio Expense Example - Brighthouse Artisan Mid Cap Value Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 80
Expense Example, with Redemption, 3 Years	269
Expense Example, with Redemption, 5 Years	473
Expense Example, with Redemption, 10 Years	1,064
Class B
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	608
Expense Example, with Redemption, 10 Years	1,355
Class E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	316
Expense Example, with Redemption, 5 Years	555
Expense Example, with Redemption, 10 Years	$ 1,240